Document and Entity Information	3 Months Ended
Mar. 31, 2021
Cover [Abstract]
Entity Registrant Name	North American Nickel Inc.
Entity Central Index Key	0000795800
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2021
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2021